CAPITAL STOCK (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Number Common Shares Equivalent	87,643,083	10,655,198
Warrant [Member]
Number Common Shares Equivalent	87,643,083
Exercise Price Per Share	$ 0.3125
Consist of Expiration Date	July 26, 2026
Year Granted	2021